Expense Example - iShares ESG Aware U.S. Aggregate Bond ETF - iShares ESG Aware U.S. Aggregate Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	61
Expense Example, with Redemption, 10 Years	$ 147